Accounting policies - Impairment of financial assets - Additional information (Details)	12 Months Ended
Dec. 31, 2020 item
Impairment of financial assets
Lifetime PD threshold period	30 days
Backstop criteria threshold period	30 days
Impairment threshold period	90 days
Probation period	12 months
Minimum period for which instruments may be reclassified from Stage 2 to Stage 1 following reclassification to that category or from its forbearance date	2 years
Maximum period for which client may have other instruments balances due in order for instruments to be reclassified from Stage 2 to Stage 1	30 days
Minimum period for which instruments may be reclassified from Stage 3 to Stage 2 following reclassification to that category or from its forbearance date	1 year
Maximum period for which client may have other instruments balances due in order for instruments to be reclassified from Stage 3 to Stage 2	90 days
Threshold percentage for classifying sum of all transactions of customer as credit-impaired	20.00%
Threshold percentage of written-off balances for classifying sum of all transactions of customer as credit-impaired	5
Approved budget period	5 years
Macroeconomic variables forecast term	3 years
Number of scenarios for financial asset portfolios	3
Minimum
Impairment of financial assets
Long term run average growth rate period	2 years
Maximum
Impairment of financial assets
Long term run average growth rate period	5 years
Post-model adjustments - overlays
Impairment of financial assets
Approved budget period	3 years
Commercial, financial and industrial loans
Impairment of financial assets
Impairment threshold period	90 days
Mortgage loans
Impairment of financial assets
Impairment threshold period	90 days
Installment loans to individuals - Revolving consumer credit cards loans
Impairment of financial assets
Impairment threshold period	90 days
Installment loans to individuals - Non-revolving consumer loans
Impairment of financial assets
Impairment threshold period	90 days